OTHER REAL ESTATE - Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	$ 0	$ 0	$ 0
Additions charged to expense	40	16	54
Direct write-downs upon sale	0	(16)	(54)
Balance at end of year	$ 40	$ 0	$ 0